Consolidated Statements of Cash Flows - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016		Dec. 31, 2015
Cash flows from operating activities:
Loss for the year	$ (781)	$ (2,545)		$ (4,311)
Adjustments to reconcile loss to net cash used in operating activities (a)	(344)	813		2,450
Net cash used in operating activities	(1,125)	(1,732)		(1,861)
Cash flows from investing activities:
Deconsolidation of subsidiary				(55)
Proceeds from maturity of restricted deposit				21
Investment in restricted deposit				(10)
Investment in short-term bank deposit	(2,500)
Interest from bank deposit	4
Purchase of property and equipment		(2)		(2)
Proceeds from sale of property and equipment	1
Purchase of intangible assets		(64)		(64)
Net cash used in investing activities	(2,495)	(66)		(110)
Cash flows from financing activities:
Proceeds from issuance of units comprise from ordinary shares and warrants (net of issuance costs of $408 thousands)	4,892			3,559
Transactions with non-controlling interests in a subsidiary				20
Net cash provided by financing activities	4,892			3,579
Increase (decrease) in cash and cash equivalents	1,272	(1,798)		1,608
Losses from exchange rate differences on cash and cash equivalents	(2)			(2)
Reclassification of cash in subsidiary to assets of disposal group held for sale				52
Cash and cash equivalents at beginning of year	2,019	3,817		2,159
Cash and cash equivalents at end of year	3,289	2,019		3,817
Income and expenses not involving operating cash flows:
Depreciation and amortization	1	3		7
Loss from disposal of property and equipment	8			5
Loss from disposal of intangible assets				5
Issuance costs related to warrants granted to investors	329
Revaluation of warrants to purchase ADS's	(765)
Share-based payment transactions to employees and non-employees	40	182		148
Gains from exchange rate differences on cash and cash equivalents	2		[1]	2
Disposal of investment in subsidiary				689
Impairment of intangible assets		848		1,604
Interest received	(4)
Other financial expenses (income)	(7)			6
Net income and expenses not involving cash flows	(396)	1,033		2,466
Changes in operating asset and liability items:
Decrease (increase) in other accounts receivable	209	(114)		36
Decrease in trade payables	(13)	(101)		(117)
Increase (decrease) in other accounts payable	(144)	(5)		65
Net operating asset and liability	52	(220)		(16)
Net cash provided by (used in) operating activities	(344)	813		2,450
Non-cash transactions:
Purchase of intangible asset	127
Interest on bank deposit	13
Share-based payment to third party		54		84
De-consolidation of subsidiary:
Non-current assets held for sale				507
Non-current liabilities held for sale				(449)
Disposal of treasury shares				1,501
Negative premium from disposal of treasury shares				(587)
Investment in associate at fair value				(482)
Loss from disposal of subsidiary				(464)
Non-controlling interests				(26)
Net de-consolidation of subsidiary

[1]	Representing amount less than $1 thousand